As filed with the Securities and Exchange Commission on December 27, 2007
                                     Investment Company Act File Number 811-8591


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                        PAX WORLD MONEY MARKET FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: January 31

Date of reporting period: October 31, 2007

ITEM 1: SCHEDULE OF INVESTMENTS

PAXWORLD Money Market Fund, Inc.
Statement of Net Assets
October 31, 2007
(Unaudited)
-------------------------------------------------------------------------------

FACE                                                                            MATURITY
AMOUNT                                                                          DATE                Yield (a)              VALUE (b)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT, OVERNIGHT: 20.87%
$  33,000,000   UBS AG, Purchased 10/31/07, 4.77%,
                Repurchase proceeds at maturity $33,004,373
                (Collateralized by $32,332,000, FHLB, 3.75% to
                5.25%, due 8/18/09 to 06/18/14, FNMA, 3.125% .to
                7.25%, due 12/15/07 to 5/15/30, FHLMC, 4.625%
                to 6.75%, due 04/15/08 to 09/15/29, value
                $33,664,590)                                                    11/01/07             4.77%             $  33,000,000
-------------                                                                                                          -------------
   33,000,000   Total Repurchase Agreement, Overnight                                                                     33,000,000
-------------                                                                                                          -------------

U.S. GOVERNMENT AGENCY DISCOUNT NOTES: 66.42%
 $105,000,000   Federal Home Loan Bank                                          11/01/07             4.35%             $ 105,000,000
-------------                                                                                                          -------------
  105,000,000   Total U.S. Government Agency Discount Notes                                                              105,000,000
-------------                                                                                                          -------------

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES: 6.33%
$  10,000,000   Federal Home Loan Bank                                          08/28/08             5.28%             $  10,000,000
-------------                                                                                                          -------------
   10,000,000   Total U.S. Government Agency Medium Term Notes                                                            10,000,000
-------------                                                                                                          -------------

VARIABLE RATE DEMAND INSTRUMENTS: (c) 2.88%
$     885,000   Jake Sweeney Automotive, Inc.
                LOC U.S. Bank, N.A                                              04/01/10             4.90%             $     885,000
    3,665,000   Mobile, AL Springhill Medical Clinic Board RB
                (Springhill Medical Complex) - Series 1996B
                LOC AmSouth Bank, N.A.                                          09/01/11             4.86                  3,665,000
-------------                                                                                                          -------------
    4,550,000   Total Variable Rate Demand Instruments                                                                     4,550,000
-------------                                                                                                          -------------

YANKEE CERTIFICATE OF DEPOSIT: 3.16%
$   5,000,000   Bank of Montreal                                                06/17/08             4.65%             $   5,000,000
-------------                                                                                                          -------------
    5,000,000   Total Yankee Certificate of Deposit                                                                        5,000,000
-------------                                                                                                          -------------
                Total Investments (99.66%) (Cost $ 157,550,000)                                                          157,550,000
                Cash And Other Assets, Net of Liabilities (0.34%)                                                            530,776
                                                                                                                       -------------
                Net Assets (100.00%)                                                                                   $ 158,080,776
                                                                                                                       =============

                Net Asset Value, offering and redemption price per share:
                Institutional Shares,                          103,604,403  shares outstanding                         $        1.00
                                                                                                                       =============
                Individual Investor Shares,                     33,430,172  shares outstanding                         $        1.00
                                                                                                                       =============
                MMA Praxis Shares,                              21,047,657  shares outstanding                         $        1.00
                                                                                                                       =============

FOOTNOTES:

(Note 1) Valuation of Securities -

Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment

     (a) The interest rate shown reflects the security's yield, unless yield is not available, in which case the current coupon is reflected.

     (b) Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     (c) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and where applicable are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.




KEY:
FHLB    =       Federal Home Loan Bank
FHLMC   =       Federal Home Loan Mortgage Corporation
FNMA    =       Federal National Mortgage Association
LOC     =       Letter of Credit
RB      =       Revenue Bond

ITEM 2: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3: EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pax World Money Market Fund, Inc.

By (Signature and Title)*           /s/Christine Manna
                                    -------------------
                                       Christine Mannar, Secretary

Date: December 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/Joseph Keefe
                                    -------------------
                                       Joseph Keefe, President

Date:  December 19, 2007

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                        Anthony Pace, Treasurer

Date:  December 27,  2007

* Print the name and title of each signing officer under his or her signature.